Note 20 - Risks and Uncertainties (Details Textual) $ in Millions	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Payroll Protection Plan, Number of Loan Applications Approved	1,414
Payment Protection Plan, Amount to be Funded	$ 143.8
Payment Protection Plan, Loan Forgiveness	$ 28.9
Financing Receivable, Number of Principal and Interest Payments and Extension of Maturity Date Payment Deferrals	11	362
Financing Receivable, Principal and Interest Payments and Extension of Maturity Date Payment Deferrals	$ 24.5	$ 214.8